Inventories	3 Months Ended
Mar. 31, 2020
Inventories
Inventories

4.   Inventories

At March 31, 2020 and December 31, 2019, inventories consisted of the following:

Inventories

in € THOUS

	March 31,	December 31,
	2020	2019

Finished goods	999,632	940,407
Health care supplies	398,200	399,585
Raw materials and purchased components	235,148	227,654
Work in process	110,119	95,632
Inventories	1,743,099	1,663,278